Impairment of assets - Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test (Detail) (Parenthetical)	12 Months Ended
Dec. 31, 2019 USD ($)
Increase In One Pp [Member]
Statement [Line Items]
Increase Decrease In Impairment Loss	$ 64
Decrease In One Pp [Member]
Statement [Line Items]
Increase Decrease In Impairment Loss	0
Impairment loss recognised in profit or loss	71.6
Decrease In Spot Rate [Member]
Statement [Line Items]
Increase Decrease In Impairment Loss	55
Increase In Spot Rate [Member]
Statement [Line Items]
Increase Decrease In Impairment Loss	$ 45
Platform [Member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Increase Decrease In Impairment Loss	$ 65